LYNCH, CHAPPELL & ALSUP
A PROFESSIONAL CORPORATION
ATTORNEYS
THE SUMMIT, SUITE 700
300 NORTH MARIENFELD
MIDLAND, TEXAS 79701
(432) 683-3351
TELECOPIER (432) 683-8346
January 6, 2006
Via Edgar
Securities and Exchange Commission
Judiciary Plaza Office Building
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Mr. Alex Shukhman

Re:	Natural Gas Services Group, Inc.; Commission File No. 1-31398 Form S-1 Registration Statement
Ladies and Gentlemen:
     Transmitted herewith on behalf of Natural Gas Services Group, Inc. (the “Company”) for filing under the Securities Act of 1933, as amended, is a Registration Statement (with exhibits) on Form S-1, in connection with the proposed offering and sale by the Company and selling stockholders of an aggregate of 2,739,300 shares (including 357,300 shares to cover the underwriter’s over-allotment option) of the Company’s common stock.
     The registration fee in the amount of $5,062 has been wire transferred to the Company’s designated account at Mellon Bank.
     A manually signed copy of this Form S-1 Registration Statement is on file with the Company.
     Please direct any communication regarding this filing to the undersigned.

Very truly yours,
/s/ Thomas W. Ortloff

Enclosure